Concentrations and Risk - Schedule of Customers represent (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	$ 122,289
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	49,666		57,486
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	72,295
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2],[3]		[2]	713
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	33,771			[1]
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	40,665			[1]
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		82,013		41,503			[1]
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[3]	17,519			[2]
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		59,513			[1]		[1]
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37,737			[1]		[1]
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20,357			[2]		[2]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		33,917			[3]	33,968
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		59,255	[3]	85,317		55,416
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[3]		[3]	128,500
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[3]		[3]	64,720
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		43,066	[3]	70,688			[3]
Supplier Concentration Risk [Member] | Supplier I [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[3]	40,437			[3]
Supplier Concentration Risk [Member] | Supplier I [Member] | Account Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[4]			17,067
Supplier Concentration Risk [Member] | Supplier J [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37,460			[3]		[3]
Supplier Concentration Risk [Member] | Supplier K [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		42,948			[3]		[3]
Supplier Concentration Risk [Member] | Supplier L [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35,981			[3]		[3]
Supplier Concentration Risk [Member] | Supplier L [Member] | Account Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		$ 20,214			[4]		[4]

[1]	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.
[2]	Accounts receivable from the relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.
[3]	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.
[4]	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.